Legal Proceedings, Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Significant Commitments
The following table is a summary of the contractual amount of significant commitments:

	December 31,
	2017	2016
	(Dollars in millions)
Commitments to extend credit
Mortgage loan interest-rate lock commitments	$3,667	$4,115
Warehouse loan commitments	1,618	1,670
Commercial and industrial commitments	695	424
Other commercial commitments	1,021	651
HELOC commitments	283	179
Other consumer commitments	15	57
Standby and commercial letters of credit	50	30